SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
2025	$ 38,566	$ 23,926
2026		9,880
Total lease payments	38,566	33,806
Less: Imputed interest	(457)	(896)
Present value of lease liabilities	38,109	32,910
Less: current portion	(38,109)	(23,097)
Lease obligations, noncurrent		$ 9,813